Related Party Transactions (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2025	Aug. 15, 2025	Jul. 16, 2025	Oct. 31, 2022	Oct. 31, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)				200,000
Stock Issued During Period, Shares, New Issues (in Shares)			15,384,615				11,733	100,525
Nisan Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Legal Fees	$ 10,000
Consulting Fee Payable	5 days
Errez Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Legal Fees		$ 10,000
Consulting Fee Payable		5 days
Family of CEO #1 [Member]
Related Party Transactions (Details) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 260,000	$ 260,000
Family of CEO #2 [Member]
Related Party Transactions (Details) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 131,000	$ 131,000
First Repurchase [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)					100,000
Share Price (in Dollars per share)				$ 55.9	$ 55.9
Payments for Repurchase of Equity					$ 5,590,000
Second Repurchase [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)					100,000
Share Price (in Dollars per share)				$ 8.2	$ 8.2
Payments for Repurchase of Equity				$ 820,000